Cash flows from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit (loss)	€ 225.1	€ 153.6	€ 170.5
Adjustments for:
Exceptional items	20.6	54.5	17.7
Non-cash fair value purchase price adjustment of inventory	0.0	0.0	5.7
Share based payments expense	9.0	14.9	13.0
Depreciation and amortization	67.6	68.3	46.3
Loss on disposal and impairment of property, plant and equipment	0.9	0.6	0.3
Net finance costs	63.7	73.2	56.0
Taxation	70.4	56.7	56.6
Operating cash flow before changes in working capital, provisions and exceptional items	457.3	421.8	366.1
(Increase)/decrease in inventories	(12.7)	23.5	(20.2)
Increase in trade and other receivables	(1.8)	(34.4)	(10.8)
Increase/(decrease) in trade and other payables	107.2	(40.6)	64.5
Increase/(decrease) in employee benefit and other provisions	2.0	6.6	(2.0)
Cash generated from operations before tax and exceptional items	552.0	376.9	397.6
Material reconciling items [member]
Adjustments for:
Exceptional items	€ 20.6	€ 54.5	€ 17.7